Servicing Activities (Narrative - Automobile Servicing Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Activities [Abstract]
Automobile Servicing Fees	$ 109	$ 160	$ 227